SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

a)	Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)	Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have a standardized meaning prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as follows:

FFO: net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

c)	Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2018 and 2017:

(US$ Millions)	Total revenue(1)		FFO
Three months ended Jun. 30,	2018	2017	2018	2017
Core Office	$519	$530	$127	$148
Core Retail	—	—	117	119
Opportunistic	1,132	989	88	80
Corporate	—	—	(122)	(120)
Total	$1,651	$1,519	$210	$227

(1)
The partnership adopted IFRS 15, Revenues from Contracts with Customers, in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

(US$ Millions)	Total revenue(1)		FFO
Six months ended Jun. 30,	2018	2017	2018	2017
Core Office	$1,051	$1,055	$260	$295
Core Retail	—	—	229	218
Opportunistic	2,219	1,992	192	149
Corporate	1	—	(243)	(233)
Total	$3,271	$3,047	$438	$429

(1)
The partnership adopted IFRS 15, Revenues from Contracts with Customers, in 2018 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2018:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2018
Core Office	$354	$126	$4	$35	$519
Core Retail	—	—	—	—	—
Opportunistic	560	90	472	10	1,132
Corporate	—	—	—	—	—
Total	$914	$216	$476	$45	$1,651

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2018
Core Office	$801	$179	$9	$62	$1,051
Core Retail	—	—	—	—	—
Opportunistic	1,079	168	949	23	2,219
Corporate	—	—	—	1	1
Total	$1,880	$347	$958	$86	$3,271

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2018 and December 31, 2017:

	Total assets		Total liabilities
(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017
Core Office	$33,411	$33,795	$15,931	$16,791
Core Retail	8,723	8,844	—	—
Opportunistic	45,151	41,302	27,905	25,920
Corporate	686	406	7,673	6,512
Total	$87,971	$84,347	$51,509	$49,223

The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2018 and 2017:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
FFO(1)	$210	$227	$438	$429
Depreciation and amortization of real estate assets	(66)	(58)	(131)	(115)
Fair value gains, net	770	454	1,387	378
Share of equity accounted income - non-FFO	84	(55)	85	66
Income tax expense	(146)	(78)	(86)	(236)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(318)	(251)	(629)	(449)
Net income attributable to unitholders(2)	534	239	1,064	73
Non-controlling interests of others in operating subsidiaries and properties	517	425	1,010	778
Net income	$1,051	$664	$2,074	$851

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units and Special LP Units are presented as non-controlling interests in the consolidated statements of income.